UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23036
BNY Mellon Absolute Insight Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
4/30
Date of reporting period:
10/31/25
ITEM 1 - Reports to Stockholders
BNY Mellon Core Plus Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class A – DCPAX
This semi-annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$36	0.71%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,557	723	51.38%
Portfolio Holdings (as of 10/31/25 )
Sector Allocation (Based on Net Assets)

Mortgage Securities 26.3%
Government 16.0%
Financial 13.8%
Asset Backed Securities 7.4%
Energy 5.8%
Utilities 5.2%
Consumer, Cyclical 4.8%
Collateralized Loan Obligations 4.1%
Consumer, Non-cyclical 3.6%
Communications 2.4%
Industrial 2.2%
Basic Materials 2.1%
Technology 1.6%
Net Other Assets and Liabilities 4.7%

Allocation of Holdings (Based on Net Assets)

Corporate Bonds and Notes
40.6%
U.S. Government Agencies Mortgage-Backed - Long
24.5%
U.S. Treasury Securities
9.6%
Asset-Backed Securities
7.4%
Foreign Governmental
6.2%
Commercial Mortgage-Backed
4.3%
Collateralized Loan Obligations
4.1%
Convertible Corporate Bonds and Notes
1.0%
U.S. Government Agencies Collateralized Mortgage Obligations
0.9%
U.S. Government Agencies Mortgage-Backed - Short
-3.4%
Net Other Assets and Liabilities
4.8%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6347SA1025

BNY Mellon Core Plus Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class C – DCPCX
This semi-annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$74	1.45%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,557	723	51.38%
Portfolio Holdings (as of 10/31/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4125SA1025

BNY Mellon Core Plus Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class I – DCPIX
This semi-annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$23	0.45%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,557	723	51.38%
Portfolio Holdings (as of 10/31/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4126SA1025

BNY Mellon Core Plus Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class Y – DCPYX
This semi-annual shareholder report contains important information about BNY Mellon Core Plus Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$21	0.40%*
*	Annualized.
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,557	723	51.38%
Portfolio Holdings (as of 10/31/25 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0252SA1025

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Core Plus Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2025

Class	Ticker
A	DCPAX
C	DCPCX
I	DCPIX
Y	DCPYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Core Plus Fund
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.8%
Aerospace & Defense — .8%
Rolls-Royce PLC, Gtd. Notes(b)	5.75	10/15/2027	3,983,000	4,088,278
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	6,887,000	6,850,486
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	5,601,000	5,568,140
The Boeing Company, Sr. Unscd. Notes	6.86	5/1/2054	2,370,000	2,700,420
				19,207,324
Agriculture — .3%
BAT Capital Corp., Gtd. Notes	6.34	8/2/2030	1,546,000	1,666,575
BAT Capital Corp., Gtd. Notes	7.08	8/2/2053	3,101,000	3,547,669
BAT International Finance PLC, Gtd. Notes	1.67	3/25/2026	1,998,000	1,977,501
				7,191,745
Airlines — 1.0%
Air Canada Pass-Through Trust, Ser. 2020-2, Cl. A(b)	5.25	4/1/2029	674,372	689,871
American Airlines Pass-Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	118,250	115,660
American Airlines Pass-Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029	171,096	164,814
American Airlines Pass-Through Trust, Ser. 2019-1, Cl. AA	3.15	2/15/2032	1,583,438	1,489,568
American Airlines Pass-Through Trust, Ser. 2025-1, Cl. A	4.90	5/11/2038	2,267,000	2,277,429
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Scd. Notes(b)	5.75	4/20/2029	4,843,000	4,889,357
Avianca Midco 2 PLC, Sr. Scd. Notes(b)	9.63	2/14/2030	4,451,000	4,420,310
British Airways Pass-Through Trust, Ser. 2020-1, Cl. A(b)	4.25	11/15/2032	462,053	454,370
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Scd. Notes(b)	4.75	10/20/2028	2,009,000	2,023,301
JetBlue Pass-Through Trust, Ser. 2020-1, Cl. A	4.00	11/15/2032	5,609,698	5,326,835
United Airlines Pass-Through Trust, Ser. 2019-1, Cl. AA	4.15	8/25/2031	755,006	743,886
United Airlines Pass-Through Trust, Ser. 2020-1, Cl. A	5.88	10/15/2027	515,868	528,189
United Airlines Pass-Through Trust, Ser. 2023-1, Cl. A	5.80	1/15/2036	1,804,366	1,889,550
United Airlines, Inc., Sr. Scd. Notes(b)	4.38	4/15/2026	278,000	277,600
United Airlines, Inc., Sr. Scd. Notes(b)	4.63	4/15/2029	1,436,000	1,423,142
				26,713,882
Asset-Backed Certificates — 4.7%
AASET, Ser. 2025-1A, Cl. A(b)	5.94	2/16/2050	2,533,149	2,583,195
Amur Equipment Finance Receivables XI LLC, Ser. 2022-2A, Cl. A2(b)	5.30	6/21/2028	67,835	67,992
Aqua Finance Issuer Trust, Ser. 2025-B, Cl. A(b)	4.79	5/17/2051	1,857,956	1,869,621
Auxilior Term Funding LLC, Ser. 2023-1A, Cl. A2(b)	6.18	12/15/2028	285,578	287,458
Blackbird Capital II Aircraft Lease Ltd, Ser. 2021-1A, Cl. A(b)	2.44	7/15/2046	3,378,102	3,202,070
Blue Owl Asset Leasing Trust LLC, Ser. 2024-1A, Cl. A2(b)	5.05	3/15/2029	319,841	321,054
CLI Funding IX LLC, Ser. 2025-1A, Cl. A(b)	5.35	6/20/2050	2,347,988	2,380,399
Compass Datacenters Issuer II LLC, Ser. 2025-1A, Cl. A1(b)	5.32	5/25/2050	2,424,836	2,464,631
Concord Music Royalties LLC, Ser. 2025-2A, Cl. A(b)	5.79	7/20/2075	2,029,000	2,064,572
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Ser. 2025-1A, Cl. A2(b)	6.00	5/20/2055	837,532	856,832
CyrusOne Data Centers Issuer I LLC, Ser. 2023-2A, Cl. A2(b)	5.56	11/20/2048	2,424,000	2,448,953
CyrusOne Data Centers Issuer I LLC, Ser. 2025-1A, Cl. A2(b)	5.91	2/20/2050	2,264,000	2,311,797
DailyPay Securitization Trust, Ser. 2025-1A, Cl. A(b)	5.63	6/26/2028	912,000	917,346
Daimler Trucks Retail Trust, Ser. 2023-1, Cl. A3	5.90	3/15/2027	1,554,900	1,563,511
DataBank Issuer, Ser. 2021-2A, Cl. A2(b)	2.40	10/25/2051	4,198,000	4,077,060
DataBank Issuer II LLC, Ser. 2025-1A, Cl. A2(b)	5.18	9/27/2055	7,645,000	7,661,733
DB Master Finance LLC, Ser. 2021-1A, Cl. A2I(b)	2.05	11/20/2051	4,199,388	4,092,306
DB Master Finance LLC, Ser. 2025-1A, Cl. A2II(b)	5.17	8/20/2055	2,118,000	2,138,656

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.8% (continued)
Asset-Backed Certificates — 4.7% (continued)
Domino’s Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I(b)	2.66	4/25/2051	3,427,090	3,259,133
Domino’s Pizza Master Issuer LLC, Ser. 2025-1A, Cl. A2II(b)	5.22	7/25/2055	1,398,000	1,418,334
EnFin Residential Solar Receivables Trust, Ser. 2024-1A, Cl. A(b)	6.65	2/20/2055	1,736,516	1,739,209
EnFin Residential Solar Receivables Trust, Ser. 2024-2A, Cl. A(b)	5.98	9/20/2055	791,059	761,414
Flexential Issuer, Ser. 2021-1A, Cl. A2(b)	3.25	11/27/2051	4,035,000	4,015,341
Gilead Aviation LLC, Ser. 2025-1A, Cl. A(b)	5.79	3/15/2050	3,534,053	3,570,440
GreenSky Home Improvement Issuer Trust, Ser. 2024-2, Cl. A4(b)	5.15	10/27/2059	985,885	1,001,586
Hilton Grand Vacations Trust, Ser. 2023-1A, Cl. A(b)	5.72	1/25/2038	309,470	316,513
InStar Leasing III LLC, Ser. 2021-1A, Cl. A(b)	2.30	2/15/2054	1,337,369	1,252,906
Jersey Mike’s Funding LLC, Ser. 2024-1A, Cl. A2(b)	5.64	2/15/2055	1,578,070	1,604,668
Jersey Mike’s Funding LLC, Ser. 2025-1A, Cl. A2(b)	5.61	8/16/2055	1,607,000	1,640,554
MetroNet Infrastructure Issuer LLC, Ser. 2025-2A, Cl. A2(b)	5.40	8/20/2055	1,736,133	1,759,269
Navigator Aviation Ltd., Ser. 2025-1, Cl. A(b)	5.11	10/15/2050	1,469,000	1,457,880
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1(b)	1.91	10/20/2061	5,596,000	4,739,087
OneMain Financial Issuance Trust, Ser. 2019-2A, Cl. A(b)	3.14	10/14/2036	3,801,000	3,736,721
PK Alift Loan Funding 7 LP, Ser. 2025-2, Cl. A(b)	4.75	3/15/2043	1,777,000	1,783,176
Regional Management Issuance Trust, Ser. 2024-1, Cl. A(b)	5.83	7/15/2036	981,000	1,000,225
Regional Management Issuance Trust, Ser. 2024-2, Cl. A(b)	5.11	12/15/2033	2,573,000	2,591,740
Retained Vantage Data Centers Issuer LLC, Ser. 2025-1A, Cl. A2A(b)	5.09	8/15/2050	2,158,000	2,170,096
SCF Equipment Trust LLC, Ser. 2025-1A, Cl. D(b)	5.88	11/20/2035	353,000	363,117
Slam Ltd., Ser. 2021-1A, Cl. A(b)	2.43	6/15/2046	6,745,250	6,413,312
Slam Ltd., Ser. 2025-1A, Cl. A(b)	5.81	5/15/2050	1,612,669	1,644,612
Stack Infrastructure Issuer LLC, Ser. 2025-1A, Cl. A2(b)	5.00	5/25/2050	5,553,938	5,545,316
Taco Bell Funding LLC, Ser. 2025-1A, Cl. A2II(b)	5.05	8/25/2055	4,679,602	4,684,455
TIF Funding II LLC, Ser. 2021-1A, Cl. A(b)	1.65	2/20/2046	2,281,974	2,086,096
TIF Funding III LLC, Ser. 2024-1A, Cl. A(b)	5.48	4/20/2049	3,591,975	3,590,374
Vantage Data Centers Issuer LLC, Ser. 2021-1A, Cl. A2(b)	2.17	10/15/2046	3,750,000	3,656,913
Willis Engine Structured Trust VI, Ser. 2021-A, Cl. A(b)	3.10	5/15/2046	3,762,541	3,546,179
Zayo Issuer LLC, Ser. 2025-2A, Cl. A2(b)	5.95	6/20/2055	8,408,645	8,641,865
				121,299,717
Asset-Backed Certificates/Auto Receivables — 2.4%
Ally Bank Auto Credit-Linked Notes, Ser. 2025-A, Cl. C(b)	4.84	6/15/2033	1,470,271	1,474,483
Ally Bank Auto Credit-Linked Notes, Ser. 2025-B, Cl. C(b)	4.70	9/15/2033	3,777,580	3,800,394
AutoNation Finance Trust, Ser. 2025-1A, Cl. C(b)	5.19	12/10/2030	2,709,000	2,757,683
Avis Budget Rental Car Funding AESOP LLC, Ser. 2025-1A, Cl. C(b)	5.87	8/20/2029	441,000	448,765
Bayview Opportunity Master Fund VII LLC, Ser. 2024-CAR1, Cl. A, (1 Month SOFR +1.10%)(b),(c)	5.28	12/26/2031	548,303	549,895
Bayview Opportunity Master Fund VII Trust, Ser. 2024-SN1, Cl. C(b)	5.83	12/15/2028	1,052,000	1,062,744
Carvana Auto Receivables Trust, Ser. 2021-N1, Cl. C	1.30	1/10/2028	623,151	612,453
Carvana Auto Receivables Trust, Ser. 2024-P4, Cl. A4	4.74	12/10/2030	2,405,000	2,442,023
Carvana Auto Receivables Trust, Ser. 2025-P3, Cl. C	4.99	1/12/2032	3,044,000	3,021,395
Chesapeake Funding II LLC, Ser. 2023-2A, Cl. A1(b)	6.16	10/15/2035	519,603	526,430
Enterprise Fleet Financing LLC, Ser. 2025-2, Cl. A3(b)	4.41	6/20/2029	2,031,000	2,047,450
Exeter Automobile Receivables Trust, Ser. 2025-1A, Cl. C	5.09	5/15/2031	11,144,000	11,243,681
Exeter Automobile Receivables Trust, Ser. 2025-4A, Cl. C	4.57	6/16/2031	3,171,000	3,159,401
Ford Credit Auto Owner Trust, Ser. 2024-1, Cl. A(b)	4.87	8/15/2036	2,394,000	2,450,023
Huntington Bank Auto Credit-Linked, Ser. 2024-2, Cl. B1(b)	5.44	10/20/2032	660,277	667,280
Huntington Bank Auto Credit-Linked Notes, Ser. 2025-1, Cl. B(b)	4.96	3/21/2033	2,300,585	2,314,788
Merchants Fleet Funding LLC, Ser. 2024-1A, Cl. D(b)	6.85	4/20/2037	2,980,000	3,020,799
Octane Receivables Trust, Ser. 2024-3A, Cl. A2(b)	4.94	5/20/2030	826,740	830,751

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.8% (continued)
Asset-Backed Certificates/Auto Receivables — 2.4% (continued)
OSCAR US Funding XVI LLC, Ser. 2024-1A, Cl. A3(b)	5.54	2/10/2028	1,803,000	1,816,069
PenFed Auto Receivables Owner Trust, Ser. 2025-A, Cl. C(b)	4.67	2/17/2032	910,000	907,420
Santander Drive Auto Receivables Trust, Ser. 2025-1, Cl. C	5.04	3/17/2031	4,215,000	4,266,629
Santander Drive Auto Receivables Trust, Ser. 2025-3, Cl. C	4.68	9/15/2031	1,844,000	1,848,835
Tesla Lease Electric Vehicle Securitization LLC, Ser. 2025-A, Cl. A4(b)	4.37	5/21/2029	1,577,000	1,577,715
US Bank NA, Ser. 2023-1, Cl. B(b)	6.79	8/25/2032	121,905	123,243
Westlake Automobile Receivables Trust, Ser. 2025-1A, Cl. C(b)	5.14	10/15/2030	2,435,000	2,458,771
Westlake Automobile Receivables Trust, Ser. 2025-2A, Cl. D(b)	5.08	5/15/2031	3,207,000	3,216,470
World Omni Auto Receivables Trust, Ser. 2024-C, Cl. A3	4.43	12/17/2029	2,677,000	2,690,401
				61,335,991
Asset-Backed Certificates/Home Equity Loans — .2%
GS Mortgage-Backed Securities Trust, Ser. 2024-HE1, Cl. A1, (1 Month SOFR +1.60%)(b),(c)	5.78	8/25/2054	4,673,439	4,690,234
RCKT Mortgage Trust, Ser. 2024-CES2, Cl. A2(b)	6.39	4/25/2044	1,441,865	1,460,945
				6,151,179
Asset-Backed Certificates/Student Loans — .1%
Commonbond Student Loan Trust, Ser. 2019-AGS, Cl. A1(b)	2.54	1/25/2047	1,572,426	1,442,317
SMB Private Education Loan Trust, Ser. 2017-B, Cl. A2B, (1 Month TSFR +0.86%)(b),(c)	4.90	10/15/2035	6,404	6,404
				1,448,721
Automobiles & Components — 1.9%
American Axle & Manufacturing, Inc., Sr. Scd. Notes(b)	6.38	10/15/2032	1,466,000	1,471,473
BMW US Capital LLC, Gtd. Notes(b)	4.50	8/11/2030	5,710,000	5,734,530
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(b)	6.75	2/15/2030	2,170,000	2,251,093
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.54	8/1/2026	3,004,000	2,998,389
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/5/2027	2,491,000	2,519,647
Ford Motor Credit Co. LLC, Sr. Unscd. Notes(d)	5.92	3/20/2028	6,901,000	7,051,981
Ford Motor Credit Co., LLC, Sr. Unscd. Notes	5.87	10/31/2035	7,634,000	7,545,111
General Motors Financial Co., Inc., Sr. Unscd. Notes(d)	4.20	10/27/2028	811,000	809,183
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.63	4/4/2032	5,007,000	5,206,703
General Motors Financial Co., Inc., Sr. Unscd. Notes(d)	5.90	1/7/2035	5,839,000	6,085,460
Tenneco, Inc., Sr. Scd. Notes(b)	8.00	11/17/2028	2,375,000	2,370,361
The Goodyear Tire & Rubber Company, Gtd. Notes	5.00	7/15/2029	4,660,000	4,439,571
				48,483,502
Banks — 8.3%
Bank of America Corp., Sr. Unscd. Notes	3.97	3/5/2029	5,190,000	5,170,230
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	12,262,000	12,691,698
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	2,261,000	2,362,740
Bank of America Corp., Sub. Notes	5.52	10/25/2035	6,260,000	6,420,135
Citigroup, Inc., Sr. Unscd. Notes	2.98	11/5/2030	12,790,000	12,131,646
Citigroup, Inc., Sub. Notes	6.02	1/24/2036	5,616,000	5,877,508
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.72	7/23/2032	3,648,000	3,807,836
Citizens Financial Group, Inc., Sr. Unscd. Notes(d)	5.84	1/23/2030	1,264,000	1,314,408
Citizens Financial Group, Inc., Sr. Unscd. Notes	6.65	4/25/2035	1,712,000	1,876,460
Danske Bank A/S, Sr. Notes(b)	5.71	3/1/2030	6,259,000	6,509,043
Huntington Bancshares, Inc., Sr. Unscd. Notes	5.27	1/15/2031	3,577,000	3,683,312
ING Groep NV, Jr. Sub. Notes(e)	7.00	11/16/2032	3,627,000	3,764,394
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	5,300,000	4,832,784
JPMorgan Chase & Co., Sr. Unscd. Notes	5.30	7/24/2029	3,656,000	3,764,640
JPMorgan Chase & Co., Sub. Notes	5.72	9/14/2033	13,495,000	14,337,255

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.8% (continued)
Banks — 8.3% (continued)
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	6,852,000	6,893,741
Morgan Stanley, Sub. Notes	2.48	9/16/2036	9,465,000	8,263,900
Morgan Stanley, Sub. Notes	4.35	9/8/2026	2,500,000	2,504,964
Royal Bank of Canada, Jr. Sub. Notes	6.75	8/24/2085	5,995,000	6,238,091
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	875,000	910,720
State Street Corp., Jr. Sub. Notes, Ser. I(e)	6.70	3/15/2029	3,436,000	3,585,332
The Bank of Nova Scotia, Jr. Sub. Notes	7.35	4/27/2085	5,835,000	6,104,524
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.69	6/5/2028	700,000	694,768
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	1,205,000	1,193,570
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.48	8/23/2028	1,810,000	1,819,723
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.94	4/23/2028	11,925,000	12,055,799
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	9,810,000	11,005,013
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.30	1/21/2028	2,278,000	2,308,619
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	6.62	10/20/2027	2,252,000	2,302,982
Truist Bank, Sub. Notes	4.63	9/17/2029	6,880,000	6,905,362
Truist Financial Corp., Sr. Unscd. Notes	4.96	10/23/2036	12,564,000	12,377,745
Truist Financial Corp., Sr. Unscd. Notes	5.71	1/24/2035	9,695,000	10,164,992
U.S. Bancorp, Sr. Unscd. Notes	5.68	1/23/2035	3,734,000	3,937,519
U.S. Bancorp, Sr. Unscd. Notes	5.84	6/12/2034	1,165,000	1,242,719
UBS Group AG, Sr. Unscd. Notes(b)	3.09	5/14/2032	722,000	668,716
UBS Group AG, Sr. Unscd. Notes(b)	5.70	2/8/2035	2,399,000	2,531,102
UBS Group AG, Sr. Unscd. Notes(b)	6.54	8/12/2033	914,000	1,011,074
Wells Fargo & Co., Sr. Unscd. Notes	5.20	1/23/2030	2,257,000	2,322,782
Wells Fargo & Co., Sr. Unscd. Notes	5.39	4/24/2034	6,330,000	6,576,268
Wells Fargo & Co., Sr. Unscd. Notes	5.57	7/25/2029	3,779,000	3,911,850
Wells Fargo & Co., Sr. Unscd. Notes	6.49	10/23/2034	6,190,000	6,875,534
				212,951,498
Beverage Products — .1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	1,385,000	1,372,087
Building Materials — .2%
Owens Corning, Sr. Unscd. Notes	3.50	2/15/2030	368,000	355,358
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(b)	8.88	11/15/2031	4,837,000	5,097,153
				5,452,511
Chemicals — 1.1%
INEOS Quattro Finance 2 PLC, Sr. Scd. Notes(b),(d)	9.63	3/15/2029	4,681,000	4,392,838
Olin Corp., Sr. Unscd. Notes(b)	6.63	4/1/2033	4,645,000	4,605,641
Sasol Financing USA LLC, Gtd. Notes	5.50	3/18/2031	4,288,000	3,646,620
Syensqo Finance America LLC, Gtd. Notes(b)	5.85	6/4/2034	3,672,000	3,840,186
The Dow Chemical Company, Sr. Unscd. Notes	4.80	1/15/2031	12,219,000	12,181,507
				28,666,792
Collateralized Loan Obligations Debt — 4.1%
Antares Ltd. CLO, Ser. 2017-1A, Cl. CRR, (3 Month TSFR +2.25%)(b),(c)	6.13	1/20/2037	4,000,000	4,016,324
Apidos XXV CLO, Ser. 2016-25A, Cl. A1R3, (3 Month TSFR +1.14%)(b),(c)	5.02	1/20/2037	3,333,333	3,332,166
Apidos XXXIX Ltd. CLO, Ser. 2022-39A, Cl. A1R, (3 Month TSFR +1.23%)(b),(c)	5.40	10/21/2038	5,000,000	5,007,335
Ares XLIX Ltd. CLO, Ser. 2018-49A, Cl. XR, (3 Month TSFR +1.10%)(b),(c)	4.96	10/22/2036	5,175,000	5,176,703
BlackRock Shasta XIII LLC CLO, Ser. 2024-1A, Cl. A1, (3 Month TSFR +1.85%)(b),(c)	5.75	7/15/2036	6,000,000	6,027,000
CARLYLE US Ltd. CLO, Ser. 2021-6A, Cl. A1R, (3 Month TSFR +1.29%)(b),(c)	5.19	1/15/2038	5,900,000	5,905,422
Cedar Funding VIII Ltd. CLO, Ser. 2017-8A, Cl. DRR, (3 Month TSFR +2.95%)(b),(c)	6.83	1/17/2038	4,439,232	4,457,801

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.8% (continued)
Collateralized Loan Obligations Debt — 4.1% (continued)
Cerberus Loan Funding XLV LLC, Ser. 2024-1A, Cl. A, (3 Month TSFR +1.90%)(b),(c)	5.80	4/15/2036	5,000,000	5,010,300
Cerberus Loan Funding XXXIX LP, Ser. 2022-3A, Cl. AR, (3 Month TSFR +1.40%)(b),(c)	5.30	1/15/2033	1,859,384	1,863,386
Churchill MMSLF IV Ltd. CLO, Ser. 2024-3A, Cl. A, (3 Month TSFR +1.60%)(b),(c)	5.46	10/22/2035	6,000,000	6,010,782
Fortress Credit Opportunities IX Ltd. CLO, Ser. 2017-9A, Cl. A1TR, (3 Month TSFR +1.81%)(b),(c)	5.72	10/15/2033	1,800,000	1,809,227
Fortress Credit Opportunities XXXV Ltd. CLO, Ser. 2025-35A, Cl. A1, (3 Month TSFR +1.40%)(b),(c)	5.73	7/20/2033	3,082,089	3,083,343
Golub Capital Partners Ltd. CLO, Ser. 2020-47A, Cl. CR, (3 Month TSFR +2.40%)(b),(c)	6.72	8/5/2037	5,481,000	5,514,407
IVY Hill Middle Market Credit Fund XII Ltd., Ser. 12A, Cl. A2RR, (3 Month TSFR +1.70%)(b),(c)	5.58	4/20/2037	340,000	339,162
IVY Hill Middle Market Credit Fund XVIII Ltd., Ser. 18A, Cl. A1R, (3 Month TSFR +1.58%)(b),(c)	5.44	1/22/2037	7,850,000	7,859,561
LCM 37 Ltd. CLO, Ser. 37A, Cl. A1R, (3 Month TSFR +1.06%)(b),(c)	4.96	4/15/2034	4,736,541	4,734,030
MCF VIII Ltd. CLO, Ser. 2018-1A, Cl. AR, (3 Month TSFR +1.95%)(b),(c)	5.83	4/18/2036	4,550,000	4,569,338
MCF VIII Ltd. CLO, Ser. 2018-1A, Cl. CR, (3 Month TSFR +3.10%)(b),(c)	6.98	4/18/2036	6,500,000	6,543,920
MF1 Ltd. CLO, Ser. 2021-FL7, Cl. AS, (1 Month TSFR +1.56%)(b),(c)	5.59	10/16/2036	6,578,500	6,581,612
MF1 Ltd. CLO, Ser. 2022-FL8, Cl. A, (1 Month TSFR +1.35%)(b),(c)	5.35	2/19/2037	2,437,364	2,438,966
Neuberger Berman Loan Advisers 41 Ltd. CLO, Ser. 2021-41A, Cl. AR, (3 Month TSFR +1.05%)(b),(c)	4.95	4/15/2034	4,700,000	4,699,478
Neuberger Berman Loan Advisers 47 Ltd. CLO, Ser. 2022-47A, Cl. AR, (3 Month TSFR +1.09%)(b),(c)	5.20	4/16/2035	5,680,688	5,685,517
OWL Rock XXI LLC CLO, Ser. 2025-21A, Cl. A, (3 Month TSFR +1.40%)(b),(c)	5.27	7/24/2034	4,214,870	4,218,078
				104,883,858
Commercial & Professional Services — .9%
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes(b)	7.00	5/21/2030	3,523,000	3,644,832
Ashtead Capital, Inc., Gtd. Notes(b)	4.00	5/1/2028	1,386,000	1,376,062
Ashtead Capital, Inc., Gtd. Notes(b)	5.95	10/15/2033	2,656,000	2,809,641
Belron UK Finance PLC, Sr. Scd. Notes(b)	5.75	10/15/2029	720,000	729,996
DP World Ltd./United Arab Emirates, Sr. Unscd. Notes	6.85	7/2/2037	690,000	795,858
ERAC USA Finance LLC, Gtd. Notes(b)	5.20	10/30/2034	2,830,000	2,922,563
Herc Holdings, Inc., Gtd. Notes(b)	5.50	7/15/2027	1,292,000	1,292,562
President & Fellows of Harvard College, Unscd. Bonds	3.30	7/15/2056	4,400,000	3,122,449
The Leland Stanford Junior University, Unscd. Bonds	2.41	6/1/2050	5,170,000	3,188,072
Triton Container International Ltd., Gtd. Notes(b)	3.15	6/15/2031	1,146,000	1,037,920
Williams Scotsman, Inc., Sr. Scd. Notes(b)	6.63	6/15/2029	2,180,000	2,246,263
Yale University, Unscd. Bonds, Ser. 2020	2.40	4/15/2050	1,241,000	761,389
				23,927,607
Commercial Mortgage Pass-Through Certificates — 4.3%
Angel Oak Mortgage Trust, Ser. 2024-3, Cl. A2(b)	4.80	11/26/2068	331,023	328,941
BANK5 Trust, Ser. 2024-5YR12, Cl. A2	5.42	12/15/2057	11,436,000	11,849,725
Benchmark Mortgage Trust, Ser. 2024-V11, Cl. A2	5.42	11/15/2057	5,420,069	5,615,604
BRAVO Residential Funding Trust, Ser. 2023-NQM5, Cl. A2(b)	6.86	6/25/2063	836,490	842,892
BRAVO Residential Funding Trust, Ser. 2025-NQM8, Cl. A1(b)	5.08	6/25/2065	1,355,916	1,357,598
Brean Asset Backed Securities Trust, Ser. 2025-RM11, Cl. A1(b)	4.75	5/25/2065	6,134,381	6,041,408
BXHPP Trust, Ser. 2021-FILM, Cl. C, (1 Month TSFR +1.21%)(b),(c)	5.25	8/15/2036	1,181,000	1,090,376
COLT Mortgage Loan Trust, Ser. 2023-3, Cl. A2(b)	7.43	9/25/2068	1,829,611	1,851,997
COLT Mortgage Loan Trust, Ser. 2025-3, Cl. A1(b)	5.35	3/25/2070	2,145,322	2,155,319

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.8% (continued)
Commercial Mortgage Pass-Through Certificates — 4.3% (continued)
COLT Mortgage Loan Trust, Ser. 2025-8, Cl. A1(b)	5.48	8/25/2070	3,068,164	3,097,902
Commercial Mortgage Trust, Ser. 2020-CX, Cl. D(b)	2.68	11/10/2046	705,000	562,658
Cross Mortgage Trust, Ser. 2024-H2, Cl. A2(b)	6.42	4/25/2069	748,992	755,666
Cross Mortgage Trust, Ser. 2024-H2, Cl. A3(b)	6.52	4/25/2069	969,568	977,938
Cross Mortgage Trust, Ser. 2024-H3, Cl. A2(b)	6.58	6/25/2069	2,220,702	2,248,082
Cross Mortgage Trust, Ser. 2025-H2, Cl. A1(b)	5.36	3/25/2070	1,466,882	1,472,560
Cross Mortgage Trust, Ser. 2025-H2, Cl. A2(b)	5.46	3/25/2070	3,105,126	3,114,612
Cross Mortgage Trust, Ser. 2025-H8, Cl. A1(b)	5.00	11/1/2070	3,138,782	3,138,779
DBC Mortgage Trust, Ser. 2025-DBC, Cl. A, (1 Month TSFR +1.35%)(b),(c)	5.40	6/15/2038	3,724,215	3,734,260
Hudson Yards Mortgage Trust, Ser. 2025-SPRL, Cl. C(b)	5.95	1/13/2040	1,038,000	1,074,413
Imperial Fund Mortgage Trust, Ser. 2023-NQM1, Cl. A1(b)	5.94	2/25/2068	885,323	885,069
IRV Trust, Ser. 2025-200P, Cl. C(b)	5.73	3/14/2047	1,062,865	1,077,824
JPMorgan Mortgage Trust, Ser. 2024-CES1, Cl. A2(b)	6.15	6/25/2054	1,905,618	1,921,939
LHOME Mortgage Trust, Ser. 2025-RTL3, Cl. A1(b)	5.24	8/25/2040	1,336,000	1,338,047
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2025-5C1, Cl. A2	4.91	3/15/2058	5,656,000	5,764,108
New Residential Mortgage Loan Trust, Ser. 2021-NQ2R, Cl. A1(b)	0.94	10/25/2058	619,650	593,775
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, Cl. A1(b)	2.28	4/25/2061	5,022,441	4,500,726
New Residential Mortgage Loan Trust, Ser. 2024-NQM3, Cl. A1(b)	5.47	11/25/2064	2,566,366	2,591,946
New Residential Mortgage Loan Trust, Ser. 2025-NQM2, Cl. A1(b)	0.00	4/25/2065	6,242,506	6,303,757
NY Commercial Mortgage Trust, Ser. 2025-299P, Cl. A(b)	5.66	2/10/2047	1,003,000	1,055,719
NYMT Loan Trust, Ser. 2024-BPL2, Cl. A1(b)	6.51	5/25/2039	4,605,000	4,648,632
NYMT Loan Trust, Ser. 2025-CP1, Cl. A1(b)	3.75	11/25/2069	1,747,848	1,680,563
OBX Trust, Ser. 2024-NQM18, Cl. A1(b)	5.41	10/25/2064	1,521,915	1,528,911
OBX Trust, Ser. 2025-NQM16, Cl. A1(b)	4.91	8/25/2065	4,285,885	4,281,672
OBX Trust, Ser. 2025-NQM18, Cl. A1A(b)	5.06	9/25/2065	4,412,253	4,417,689
OBX Trust, Ser. 2025-NQM19, Cl. A1(b)	4.87	10/25/2065	3,178,962	3,170,678
PRPM LLC, Ser. 2025-RPL4, Cl. A1(b)	3.00	5/25/2055	3,052,505	2,897,424
PRPM LLC, Ser. 2025-RPL4, Cl. A2(b)	3.00	5/25/2055	1,819,702	1,662,876
Toorak Mortgage Trust, Ser. 2025-RRTL1, Cl. A1(b)	5.52	2/25/2040	3,652,909	3,675,784
Towd Point Mortgage Trust, Ser. 2023-1, Cl. A1(b)	3.75	1/25/2063	827,850	804,810
US Bank C&I Credit-Linked Notes, Ser. 2025-SUP2, Cl. B1(b)	4.82	9/25/2032	1,991,285	1,993,721
Verus Securitization Trust, Ser. 2024-9, Cl. A1(b)	5.44	11/25/2069	2,002,834	2,014,961
				110,121,361
Consumer Discretionary — 1.1%
Brightstar Lottery PLC, Sr. Scd. Notes(b)	5.25	1/15/2029	5,625,000	5,614,424
Carnival Corp., Gtd. Notes(b)	6.00	5/1/2029	1,310,000	1,329,650
D.R. Horton, Inc., Gtd. Notes	5.50	10/15/2035	3,672,000	3,815,036
Flutter Treasury DAC, Sr. Scd. Bonds(b)	5.88	6/4/2031	1,632,000	1,653,420
Las Vegas Sands Corp., Sr. Unscd. Notes	3.50	8/18/2026	5,000,000	4,962,641
Light & Wonder International, Inc., Gtd. Notes(b)	6.25	10/1/2033	1,926,000	1,919,374
NCL Corp. Ltd., Sr. Unscd. Notes(b)	6.75	2/1/2032	5,578,000	5,735,221
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes	5.38	1/15/2036	1,117,000	1,125,151
Wynn Macau Ltd., Sr. Unscd. Notes(b)	5.63	8/26/2028	2,235,000	2,234,238
				28,389,155
Diversified Financials — .9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.50	1/31/2056	2,414,000	2,496,141
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	778,000	818,427
Aircastle Ltd./Aircastle Ireland DAC, Gtd. Notes(b)	5.00	9/15/2030	4,445,000	4,480,362
Aircastle Ltd./Aircastle Ireland DAC, Gtd. Notes(b)	5.75	10/1/2031	1,539,000	1,604,451
Capital One Financial Corp., Sub. Notes	6.18	1/30/2036	2,264,000	2,360,283

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.8% (continued)
Diversified Financials — .9% (continued)
LSEGA Financing PLC, Gtd. Notes(b)	2.50	4/6/2031	291,000	263,683
Macquarie Airfinance Holdings Ltd., Sr. Unscd. Notes(b)	5.20	3/27/2028	4,971,000	5,053,850
Nasdaq, Inc., Sr. Unscd. Notes	5.35	6/28/2028	941,000	971,126
Stellantis Financial Services US Corp., Sr. Unscd. Notes(b)	4.95	9/15/2028	4,688,000	4,708,773
				22,757,096
Energy — 5.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unscd. Bonds(b)	5.75	10/15/2033	2,405,000	2,403,135
Azule Energy Finance PLC, Gtd. Notes(b)	8.13	1/23/2030	2,220,000	2,233,230
Cheniere Energy Partners LP, Gtd. Notes	4.50	10/1/2029	6,000,000	6,003,492
Cheniere Energy Partners LP, Gtd. Notes(b)	5.55	10/30/2035	2,142,000	2,193,145
Cheniere Energy, Inc., Sr. Unscd. Notes	5.65	4/15/2034	1,317,000	1,362,707
CITGO Petroleum Corp., Sr. Scd. Notes(b)	8.38	1/15/2029	5,449,000	5,680,021
Coterra Energy, Inc., Sr. Unscd. Notes	5.90	2/15/2055	5,071,000	4,873,404
CVR Energy, Inc., Gtd. Bonds(b)	5.75	2/15/2028	3,388,000	3,355,411
DT Midstream, Inc., Gtd. Notes(b)	5.80	12/15/2034	4,376,000	4,530,260
DT Midstream, Inc., Sr. Scd. Notes(b)	4.30	4/15/2032	2,982,000	2,861,423
Ecopetrol SA, Sr. Unscd. Notes	7.75	2/1/2032	2,370,000	2,451,599
Empresa Nacional del Petroleo, Sr. Unscd. Notes(b),(d)	5.95	7/30/2034	681,000	717,278
Enbridge, Inc., Sub. Notes	7.38	3/15/2055	5,806,000	6,177,770
Energean Israel Finance Ltd., Sr. Scd. Notes(b)	5.88	3/30/2031	2,600,000	2,516,013
Energy Transfer LP, Jr. Sub. Notes	6.75	2/15/2056	3,973,000	3,988,586
Eni SpA, Sr. Unscd. Notes(b)	5.75	5/19/2035	1,634,000	1,708,200
Enterprise Products Operating LLC, Gtd. Notes, Ser. E	5.25	8/16/2077	2,360,000	2,356,790
Geopark Ltd., Gtd. Notes(b)	8.75	1/31/2030	1,992,000	1,882,878
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.88	1/15/2029	1,224,000	1,239,776
Global Partners LP/GLP Finance Corp., Gtd. Notes(b)	8.25	1/15/2032	6,342,000	6,635,520
Harbour Energy PLC, Sr. Unscd. Notes(b)	6.33	4/1/2035	6,065,000	6,216,519
HF Sinclair Corp., Sr. Unscd. Notes	5.50	9/1/2032	2,195,000	2,233,232
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes(b)	7.38	7/15/2032	4,437,000	4,653,583
Ithaca Energy North Sea PLC, Sr. Unscd. Notes(b)	8.13	10/15/2029	2,765,000	2,905,888
Kinder Morgan, Inc., Gtd. Bonds	5.15	6/1/2030	2,163,000	2,231,040
Kinetik Holdings LP, Gtd. Notes(b)	5.88	6/15/2030	5,735,000	5,782,222
Kodiak Gas Services LLC, Gtd. Notes(b)	6.50	10/1/2033	528,000	541,408
Marathon Petroleum Corp., Sr. Unscd. Notes(d)	5.70	3/1/2035	4,010,000	4,151,440
Medco Cypress Tree Pte Ltd., Sr. Scd. Bonds(b)	8.63	5/19/2030	1,000,000	1,060,785
MPLX LP, Sr. Unscd. Notes	4.13	3/1/2027	855,000	853,821
MPLX LP, Sr. Unscd. Notes	4.80	2/15/2031	2,461,000	2,482,510
MPLX LP, Sr. Unscd. Notes	5.20	12/1/2047	1,180,000	1,065,513
NGPL PipeCo LLC, Sr. Unscd. Notes(b)	3.25	7/15/2031	2,644,000	2,409,283
NGPL PipeCo LLC, Sr. Unscd. Notes(b)	7.77	12/15/2037	6,792,000	7,943,635
ONEOK, Inc., Gtd. Notes	5.80	11/1/2030	1,366,000	1,437,351
ONEOK, Inc., Gtd. Notes	6.10	11/15/2032	779,000	833,919
Pertamina Hulu Energi PT, Sr. Unscd. Notes(b)	5.25	5/21/2030	5,999,000	6,130,615
Petroleos del Peru SA, Sr. Unscd. Notes(b)	4.75	6/19/2032	6,220,000	5,340,274
Phillips 66 Co., Gtd. Notes, Ser. B	6.20	3/15/2056	3,016,000	3,047,946
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	4.70	1/15/2031	1,483,000	1,486,614
Repsol E&P Capital Markets US LLC, Gtd. Notes(b)	5.20	9/16/2030	2,162,000	2,170,835
South Bow USA Infrastructure Holdings LLC, Gtd. Notes	5.03	10/1/2029	2,093,000	2,115,438

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.8% (continued)
Energy — 5.8% (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes		5.00	1/15/2028	1,136,000	1,137,140
Tecpetrol SA, Sr. Unscd. Notes(b)		7.63	1/22/2033	3,755,000	3,790,673
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b)		3.88	11/1/2033	5,505,000	4,863,322
Venture Global LNG, Inc., Sr. Scd. Notes(b)		8.13	6/1/2028	3,145,000	3,241,709
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(b)		6.50	1/15/2034	855,000	896,115
YPF SA, Sr. Unscd. Notes(b)		8.75	9/11/2031	2,160,000	2,224,308
					148,417,776
Food Products — .6%
Albertsons Cos., Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, Sr. Unscd. Notes(b)		5.75	3/31/2034	878,000	882,966
Froneri Lux FinCo Sarl, Sr. Scd. Notes(b)		6.00	8/1/2032	6,350,000	6,413,513
MARB BondCo PLC, Gtd. Bonds(b)		3.95	1/29/2031	898,000	811,333
The J.M. Smucker Company, Sr. Unscd. Notes		4.25	3/15/2035	6,000,000	5,679,156
The J.M. Smucker Company, Sr. Unscd. Notes(d)		6.50	11/15/2053	921,000	1,019,942
					14,806,910
Foreign Governmental — 6.2%
Argentine Republic, Sr. Unscd. Bonds(f)		4.88	7/9/2041	3,625,000	2,363,500
Brazil, Sr. Unscd. Notes		5.50	11/6/2030	7,150,000	7,308,372
Brazil, Sr. Unscd. Notes		7.25	1/12/2056	4,700,000	4,759,220
Brazil Notas do Tesouro Nacional, Notes, Ser. F	BRL	10.00	1/1/2029	15,000	2,579
Brazil Notas do Tesouro Nacional, Notes, Ser. F	BRL	10.00	1/1/2033	115,000,000	18,038,497
Colombia, Sr. Unscd. Notes	EUR	5.63	2/19/2036	3,292,000	3,659,769
Dominican Republic, Sr. Unscd. Notes(b)		5.88	10/28/2035	3,750,000	3,747,000
Eagle Funding Luxco, Sr. Unscd. Notes(b)		5.50	8/17/2030	5,412,000	5,504,816
Gabon, Sr. Unscd. Notes(b)		7.00	11/24/2031	2,200,000	1,717,416
Israel, Sr. Unscd. Notes, Ser. 30Y		5.75	3/12/2054	2,650,000	2,598,359
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Notes, Ser. 30Y(b)	EUR	4.30	10/1/2054	19,546,000	22,758,677
Japan (30 Year Issue), Bonds, Ser. 83	JPY	2.20	6/20/2054	1,355,000,000	7,324,183
Japan (30 Year Issue), Bonds, Ser. 86	JPY	2.40	3/20/2055	1,355,000,000	7,645,186
Japan (30 Year Issue), Bonds, Ser. 87	JPY	2.80	6/20/2055	2,980,000,000	18,318,559
Kuwait, Sr. Unscd. Notes(b)		4.65	10/9/2035	8,551,000	8,596,917
Mexico, Sr. Unscd. Notes	EUR	5.13	3/19/2038	1,434,000	1,690,819
Mexico, Sr. Unscd. Notes		5.38	3/22/2033	3,084,000	3,092,327
Mexico, Sr. Unscd. Notes		6.63	1/29/2038	4,147,000	4,389,600
Romania, Bonds(b)		6.63	5/16/2036	3,600,000	3,707,857
Romania, Sr. Unscd. Notes(b)		5.75	3/24/2035	5,740,000	5,628,109
United Kingdom Gilt, Bonds	GBP	1.50	7/31/2053	42,467,000	25,713,103
					158,564,865
Forest Products & Paper — .1%
Suzano Austria GmbH, Gtd. Notes		3.75	1/15/2031	2,057,000	1,949,447
Health Care — 1.7%
Amgen, Inc., Sr. Unscd. Notes		5.25	3/2/2030	693,000	719,410
Amgen, Inc., Sr. Unscd. Notes		5.65	3/2/2053	1,659,000	1,656,807
Bayer US Finance II LLC, Gtd. Notes(b)		4.63	6/25/2038	1,807,000	1,636,263
Bayer US Finance LLC, Gtd. Notes(b)		6.50	11/21/2033	2,095,000	2,263,645
CVS Health Corp., Sr. Unscd. Notes		1.30	8/21/2027	2,627,000	2,496,637
GE HealthCare Technologies, Inc., Sr. Unscd. Notes		4.80	8/14/2029	1,919,000	1,958,523
HCA, Inc., Gtd. Notes		3.13	3/15/2027	851,000	840,279
HCA, Inc., Gtd. Notes		4.90	11/15/2035	5,212,000	5,152,261

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.8% (continued)
Health Care — 1.7% (continued)
HCA, Inc., Gtd. Notes	5.45	9/15/2034	1,904,000	1,959,980
Rede D’or Finance Sarl, Gtd. Notes(b)	6.45	9/9/2035	300,000	307,478
Royalty Pharma PLC, Gtd. Notes	2.15	9/2/2031	2,258,000	1,971,325
Royalty Pharma PLC, Gtd. Notes	2.20	9/2/2030	4,242,000	3,826,788
STERIS Irish FinCo UnLtd. Co., Gtd. Notes	2.70	3/15/2031	3,944,000	3,606,765
The Cigna Group, Gtd. Notes	4.80	8/15/2038	7,850,000	7,474,721
The Cigna Group, Sr. Unscd. Notes	5.25	1/15/2036	3,110,000	3,160,250
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	2,964,000	2,263,828
Zimmer Biomet Holdings, Inc., Sr. Unscd. Notes	5.35	12/1/2028	2,323,000	2,402,573
				43,697,533
Information Technology — .4%
Fiserv, Inc., Sr. Unscd. Notes(d)	5.60	3/2/2033	795,000	818,592
Oracle Corp., Sr. Unscd. Notes	5.38	9/27/2054	7,580,000	6,670,280
VMware LLC, Sr. Unscd. Notes	2.20	8/15/2031	3,657,000	3,234,796
				10,723,668
Insurance — .7%
Allianz SE, Jr. Sub. Bonds(b),(e)	3.20	10/30/2027	1,800,000	1,701,628
Allianz SE, Jr. Sub. Notes(b),(e)	3.50	11/17/2025	1,600,000	1,606,629
American International Group, Inc., Sr. Unscd. Notes	4.38	6/30/2050	4,150,000	3,510,745
American International Group, Inc., Sr. Unscd. Notes	4.85	5/7/2030	976,000	998,866
Corebridge Financial, Inc., Jr. Sub. Notes	6.38	9/15/2054	4,149,000	4,275,553
Corebridge Financial, Inc., Sr. Unscd. Notes	5.75	1/15/2034	387,000	405,550
Nippon Life Insurance Co., Sub. Notes(b)	6.50	4/30/2055	766,000	830,748
The Allstate Corp., Jr. Sub. Bonds	6.50	5/15/2057	2,325,000	2,456,056
Unum Group, Sr. Unscd. Notes	6.00	6/15/2054	1,243,000	1,254,137
				17,039,912
Internet Software & Services — .7%
Match Group Holdings II LLC, Sr. Unscd. Notes(b)	6.13	9/15/2033	3,651,000	3,679,025
Meta Platforms, Inc., Sr. Unscd. Notes	5.63	11/15/2055	8,878,000	8,818,626
Snap, Inc., Gtd. Notes(b)	6.88	3/1/2033	4,869,000	4,984,273
				17,481,924
Materials — .5%
Amcor Flexibles North America, Inc., Gtd. Notes	5.10	3/17/2030	3,513,000	3,606,291
Canpack SA/Canpack US LLC, Gtd. Notes(b)	3.88	11/15/2029	4,890,000	4,648,767
Sealed Air Corp., Sr. Scd. Notes(b)	1.57	10/15/2026	3,734,000	3,628,267
Smurfit Westrock Financing DAC, Gtd. Notes	5.42	1/15/2035	1,137,000	1,172,263
				13,055,588
Media — .9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.38	5/1/2047	1,446,000	1,227,616
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	6.55	6/1/2034	4,270,000	4,495,266
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	6.83	10/23/2055	3,765,000	3,747,348
Paramount Global, Gtd. Debs.	5.85	9/1/2043	7,552,000	6,796,802
Sirius XM Radio LLC, Gtd. Notes(b)	4.00	7/15/2028	6,060,000	5,893,630
				22,160,662
Metals & Mining — .9%
Alumina Pty Ltd., Gtd. Bonds(b)	6.38	9/15/2032	4,520,000	4,681,640
ArcelorMittal SA, Sr. Unscd. Notes	7.00	10/15/2039	1,702,000	1,924,088
Corp. Nacional del Cobre de Chile, Sr. Unscd. Notes(b)	6.30	9/8/2053	3,735,000	3,887,164

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.8% (continued)
Metals & Mining — .9% (continued)
Glencore Funding LLC, Gtd. Notes(b)	5.19	4/1/2030	4,967,000	5,114,487
Navoi Mining & Metallurgical Combinat, Sr. Unscd. Bonds(b)	6.75	5/14/2030	1,709,000	1,803,983
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	3.25	5/13/2030	923,000	885,780
Steel Dynamics, Inc., Sr. Unscd. Notes	5.75	5/15/2055	2,258,000	2,311,673
Vedanta Resources Finance II PLC, Gtd. Notes(b)	9.13	10/15/2032	2,040,000	2,022,821
				22,631,636
Municipal Securities — .1%
University of Michigan, Revenue Bonds, Refunding, Ser. C	3.60	4/1/2047	2,449,000	2,080,350
Real Estate — 3.7%
American Homes 4 Rent LP, Sr. Unscd. Notes	5.25	3/15/2035	4,624,000	4,699,791
Boston Properties LP, Sr. Unscd. Notes	5.75	1/15/2035	5,600,000	5,731,080
Brixmor Operating Partnership LP, Sr. Unscd. Notes	5.20	4/1/2032	5,412,000	5,544,420
COPT Defense Properties LP, Gtd. Notes	2.25	3/15/2026	5,000,000	4,950,715
Cousins Properties LP, Gtd. Notes	5.38	2/15/2032	4,515,000	4,616,816
CubeSmart LP, Gtd. Notes	3.00	2/15/2030	6,420,000	6,080,372
CubeSmart LP, Gtd. Notes	5.13	11/1/2035	7,058,000	7,035,564
EPR Properties, Gtd. Notes	4.75	12/15/2026	5,000,000	5,019,828
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	1,582,000	1,375,578
Extra Space Storage LP, Gtd. Notes	4.95	1/15/2033	3,418,000	3,437,877
Extra Space Storage LP, Gtd. Notes	5.70	4/1/2028	860,000	888,232
Healthcare Realty Holdings LP, Gtd. Notes	3.50	8/1/2026	7,500,000	7,447,749
Kilroy Realty LP, Gtd. Notes	5.88	10/15/2035	2,090,000	2,111,291
Kite Realty Group LP, Sr. Unscd. Notes	4.00	10/1/2026	1,071,000	1,068,474
Kite Realty Group LP, Sr. Unscd. Notes	4.95	12/15/2031	2,393,000	2,419,238
Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	5.75	7/15/2034	2,012,000	2,102,876
Prologis Targeted US Logistics Fund LP, Gtd. Notes(b)	4.75	1/15/2036	5,063,000	4,960,394
Sabra Health Care LP, Gtd. Notes	3.20	12/1/2031	2,475,000	2,248,518
SBA Tower Trust, Asset Backed Notes(b)	2.59	10/15/2031	3,251,000	2,876,634
Store Capital LLC, Sr. Unscd. Notes	4.63	3/15/2029	2,825,000	2,810,255
Store Capital LLC, Sr. Unscd. Notes(b)	5.40	4/30/2030	5,533,000	5,645,968
Ventas Realty LP, Gtd. Notes	5.10	7/15/2032	4,843,000	4,967,044
VICI Properties LP, Sr. Unscd. Notes	4.75	4/1/2028	2,049,000	2,069,533
Vornado Realty LP, Sr. Unscd. Notes	2.15	6/1/2026	4,625,000	4,542,677
				94,650,924
Retailing — .6%
Asbury Automotive Group, Inc., Gtd. Notes(b)	5.00	2/15/2032	4,791,000	4,617,436
AutoZone, Inc., Sr. Unscd. Notes	4.75	2/1/2033	2,195,000	2,199,042
Lithia Motors, Inc., Gtd. Notes(b)	5.50	10/1/2030	7,874,000	7,893,449
Macy’s Retail Holdings LLC, Gtd. Notes(b)	7.38	8/1/2033	1,440,000	1,519,217
				16,229,144
Semiconductors & Semiconductor Equipment — .9%
Broadcom, Inc., Sr. Unscd. Notes(b)	3.19	11/15/2036	5,994,000	5,119,211
Foundry JV Holdco LLC, Sr. Scd. Notes(b)	6.30	1/25/2039	2,452,000	2,611,453
Intel Corp., Sr. Unscd. Notes(d)	5.60	2/21/2054	3,884,000	3,717,232
Micron Technology, Inc., Sr. Unscd. Notes	5.30	1/15/2031	1,347,000	1,392,823
Micron Technology, Inc., Sr. Unscd. Notes	5.80	1/15/2035	5,831,000	6,159,819
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	3.25	5/11/2041	6,525,000	4,969,930
				23,970,468
Supranational Bank — .1%
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes	4.70	10/22/2031	2,500,000	2,340,909

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.8% (continued)
Technology Hardware & Equipment — .1%
Dell International LLC/EMC Corp., Gtd. Notes(d)	3.45	12/15/2051	1,373,000	962,939
Kyndryl Holdings, Inc., Sr. Unscd. Notes	2.05	10/15/2026	1,821,000	1,782,709
				2,745,648
Telecommunication Services — .8%
AT&T, Inc., Sr. Unscd. Bonds	4.90	8/15/2037	1,065,000	1,039,892
AT&T, Inc., Sr. Unscd. Notes	2.55	12/1/2033	9,905,000	8,415,580
Iliad Holding SAS, Sr. Scd. Notes(b)	8.50	4/15/2031	1,849,000	1,986,281
T-Mobile USA, Inc., Gtd. Notes	2.40	3/15/2029	2,093,000	1,976,316
T-Mobile USA, Inc., Gtd. Notes	6.00	6/15/2054	2,574,000	2,654,599
Vmed O2 UK Financing I PLC, Sr. Scd. Notes(b)	6.75	1/15/2033	3,070,000	3,081,380
				19,154,048
Transportation — .4%
Norfolk Southern Corp., Sr. Unscd. Notes	5.55	3/15/2034	1,544,000	1,639,272
Ryder System, Inc., Sr. Unscd. Notes	4.85	6/15/2030	9,539,000	9,736,553
				11,375,825
U.S. Government Agencies Collateralized Mortgage Obligations — .9%
Federal Home Loan Mortgage Corp., REMIC, Ser. 5010, Cl. EA(g)	1.00	8/15/2047	3,166,612	2,926,282
Government National Mortgage Association, Ser. 2010-89, Cl. Z	5.00	7/20/2040	3,400,902	3,493,481
Government National Mortgage Association, Ser. 2014-145, Cl. KA	3.50	1/20/2038	2,061,173	2,026,603
Government National Mortgage Association, Ser. 2017-93, Cl. GY	3.50	6/20/2047	4,690,785	4,373,010
Government National Mortgage Association, Ser. 2018-120, Cl. PU	3.50	9/20/2048	402,521	365,703
Government National Mortgage Association, Ser. 2019-59, Cl. KA	3.00	12/20/2048	579,721	537,793
Government National Mortgage Association, Ser. 2020-11, Cl. CB	3.50	1/20/2050	1,979,136	1,849,310
Government National Mortgage Association, Ser. 2022-9, Cl. P	2.00	9/20/2051	4,459,644	3,971,835
Government National Mortgage Association, Ser. 2023-19, Cl. WB	5.64	11/20/2051	1,216,001	1,256,615
Government National Mortgage Association, Ser. 2024-204, Cl. EF, (1 Month SOFR +2.35%)(c)	6.53	12/20/2054	2,328,337	2,336,260
				23,136,892
U.S. Government Agencies Collateralized Municipal-Backed Securities — .0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. Q007, Cl. APT1(g)	6.39	10/25/2047	301,267	302,180
U.S. Government Agencies Mortgage-Backed — 24.5%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-3/1/2052(g)			33,720,326	27,660,187
2.50%, 11/1/2050-3/1/2052(g)			82,226,860	71,127,023
3.00%, 9/1/2047-7/1/2052(g)			8,332,307	7,497,671
3.50%, 12/1/2048(g)			24,612,906	23,056,011
4.50%, 10/1/2052-5/1/2053(g)			8,008,331	7,926,452
5.00%, 9/1/2052-12/1/2054(g)			67,643,519	68,108,150
5.50%, 9/1/2052-3/1/2055(g)			44,322,981	45,339,682
Federal National Mortgage Association:
2.00%, 3/1/2036-3/1/2052(g)			82,968,279	69,009,293
2.50%, 5/1/2037-5/1/2052(g)			20,367,206	17,863,390
3.00%, 10/1/2030-2/1/2052(g)			50,044,084	45,230,110
3.50%, 11/1/2042(g)			2,261,791	2,158,888
4.00%, 5/1/2052-7/1/2052(g)			24,185,115	23,192,212
4.50%, 3/1/2038-6/1/2053(g)			15,334,285	15,190,058
5.00%, 6/1/2053-8/1/2055(g)			30,003,616	30,102,531
5.50%, 6/1/2054-9/1/2054(g)			25,327,266	25,908,892
6.00%, 2/1/2054-9/1/2054(g)			31,326,698	32,343,690

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.8% (continued)
U.S. Government Agencies Mortgage-Backed — 24.5% (continued)
6.50%, 5/1/2053(g)			1,180,916	1,211,015
7.00%, 2/1/2053(g)			1,018,247	1,052,989
Government National Mortgage Association I:
3.50%, 9/15/2041-10/15/2044			1,355,989	1,273,214
4.00%, 10/15/2039-6/15/2045			2,984,034	2,897,926
4.50%, 4/15/2039-10/15/2041			2,388,306	2,397,786
Government National Mortgage Association II:
2.00%, 10/20/2050-3/20/2052			24,225,937	20,112,314
2.50%, 10/20/2046-10/20/2052			53,917,407	46,516,164
3.00%, 8/20/2046-9/20/2052			7,341,555	6,667,266
3.50%, 9/20/2042-3/20/2050			16,124,105	15,067,742
4.00%, 10/20/2047-1/20/2048			1,168,087	1,123,595
4.00%, 11/20/2052, (1 Year U.S. Treasury Yield Curve Constant Rate +1.50%)(c)			4,376,560	4,317,714
4.03%, 7/20/2053, (1 Year U.S. Treasury Yield Curve Constant Rate +1.50%)(c)			6,535,743	6,489,011
4.50%, 7/20/2048			1,115,921	1,110,743
6.00%, 5/20/2054			3,878,419	3,961,300
7.00%, 2/20/2054			827,575	855,492
				626,768,511
U.S. Treasury Securities — 9.6%
U.S. Treasury Bonds	3.00	11/15/2044	74,157,000	58,639,069
U.S. Treasury Bonds(d)	4.88	8/15/2045	4,191,000	4,317,385
U.S. Treasury Bonds	5.00	5/15/2045	130,136,000	136,236,125
U.S. Treasury Inflation Indexed Bonds(h)	0.13	2/15/2052	8,165,524	4,514,141
U.S. Treasury Notes	3.63	8/31/2030	10,977,000	10,940,124
U.S. Treasury Notes	4.00	5/31/2030	16,459,000	16,675,667
U.S. Treasury Notes	4.25	5/15/2035	964,000	977,105
U.S. Treasury Notes(d)	4.25	8/15/2035	12,700,000	12,859,742
				245,159,358
Utilities — 5.2%
AES Panama Generation Holdings SRL, Sr. Scd. Notes(b)	4.38	5/31/2030	1,252,255	1,170,389
Alliant Energy Corp., Jr. Sub. Notes	5.75	4/1/2056	1,688,000	1,695,292
Ameren Corp., Sr. Unscd. Notes	1.75	3/15/2028	3,952,000	3,734,661
American Electric Power Co., Inc., Jr. Sub. Notes	6.95	12/15/2054	7,985,000	8,754,650
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	4,338,000	3,585,032
Baltimore Gas & Electric Co., Sr. Unscd. Notes	2.25	6/15/2031	5,026,000	4,519,564
CenterPoint Energy, Inc., Jr. Sub. Notes	6.70	5/15/2055	5,911,000	6,135,305
CMS Energy Corp., Jr. Sub. Notes	3.75	12/1/2050	2,981,000	2,754,416
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.80	3/1/2033	2,736,000	2,924,289
Electricite de France SA, Sr. Unscd. Notes(b)	5.70	5/23/2028	583,000	602,116
Electricite de France SA, Sr. Unscd. Notes(b),(d)	6.90	5/23/2053	3,546,000	3,969,248
Enel Finance International NV, Gtd. Notes(b)	5.50	6/26/2034	1,492,000	1,550,940
Enel Finance International NV, Gtd. Notes(b)	7.50	10/14/2032	871,000	1,005,226
Evergy, Inc., Jr. Sub. Notes	6.65	6/1/2055	6,675,000	6,897,318
Eversource Energy, Sr. Unscd. Notes	5.50	1/1/2034	1,197,000	1,240,934
Exelon Corp., Jr. Sub. Notes	6.50	3/15/2055	5,764,000	6,062,178
Exelon Corp., Sr. Unscd. Notes	5.45	3/15/2034	882,000	918,846
Hawaiian Electric Co., Inc., Sr. Unscd. Notes(b)	6.00	10/1/2033	1,611,000	1,630,116
IPALCO Enterprises, Inc., Sr. Scd. Notes	4.25	5/1/2030	1,814,000	1,776,318

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.8% (continued)
Utilities — 5.2% (continued)
IPALCO Enterprises, Inc., Sr. Scd. Notes		5.75	4/1/2034	7,329,000	7,501,787
Jersey Central Power & Light Co., Sr. Unscd. Notes(b)		2.75	3/1/2032	1,810,000	1,626,282
Jersey Central Power & Light Co., Sr. Unscd. Notes		5.10	1/15/2035	2,231,000	2,265,135
Louisville Gas & Electric Co., First Mortgage Bonds		4.38	10/1/2045	1,410,000	1,227,380
NextEra Energy Capital Holdings, Inc., Gtd. Notes		6.50	8/15/2055	5,844,000	6,255,318
Niagara Mohawk Power Corp., Sr. Unscd. Notes(b)		5.66	1/17/2054	878,000	876,660
NiSource, Inc., Sr. Unscd. Notes		3.60	5/1/2030	1,297,000	1,259,086
NRG Energy, Inc., Sr. Unscd. Notes(b)		6.00	1/15/2036	3,821,000	3,889,234
Pacific Gas & Electric Co., First Mortgage Bonds		2.10	8/1/2027	2,060,000	1,981,316
Pacific Gas and Electric Co., First Mortgage		5.05	10/15/2032	4,302,000	4,311,706
PG&E Corp., Sr. Scd. Notes		5.25	7/1/2030	2,480,000	2,455,771
Pinnacle West Capital Corp., Sr. Unscd. Notes		5.15	5/15/2030	1,847,000	1,903,948
Public Service Enterprise Group, Inc., Sr. Unscd. Notes		5.45	4/1/2034	2,403,000	2,497,428
Public Service Enterprise Group, Inc., Sr. Unscd. Notes		6.13	10/15/2033	1,574,000	1,700,124
Puget Energy, Inc., Sr. Scd. Notes		2.38	6/15/2028	1,709,000	1,628,671
Sempra, Jr. Sub. Notes		6.55	4/1/2055	2,410,000	2,470,358
Sierra Pacific Power Co., Jr. Sub. Notes		6.20	12/15/2055	3,062,000	3,061,467
Southern California Edison Co., First Mortgage Bonds		5.25	3/15/2030	4,705,000	4,817,350
The AES Corp., Jr. Sub. Notes		6.95	7/15/2055	7,152,000	6,937,360
The Southern Company, Jr. Sub. Notes, Ser. 2025		6.38	3/15/2055	7,975,000	8,530,483
Vistra Operations Co., LLC, Sr. Scd. Notes(b)		5.25	10/15/2035	3,532,000	3,510,647
					131,634,349
Total Bonds and Notes (cost $2,494,420,621)					2,500,432,553
Convertible Bonds and Notes — 1.0%
Aerospace & Defense — .0%
AeroVironment, Inc., Sr. Unscd. Notes(i)		0.00	7/15/2030	300,000	419,700
MTU Aero Engines AG, Sr. Unscd. Bonds, Ser. MTX(d)	EUR	0.05	3/18/2027	300,000	391,114
					810,814
Banks — .1%
Barclays Bank PLC, Sr. Unscd. Notes, Ser. MSFT		1.00	2/16/2029	400,000	452,496
Goldman Sachs Finance Corp. International Ltd., Gtd. Notes, Ser. 1MTN(i)		0.00	4/4/2028	600,000	825,000
Goldman Sachs Finance Corp. International Ltd., Gtd. Notes, Ser. 700h(d),(i)		0.00	3/7/2030	300,000	335,250
Morgan Stanley Finance LLC, Gtd. Notes, Ser. 1(i)		0.00	3/21/2028	500,000	663,000
Morgan Stanley Finance LLC, Gtd. Notes, Ser. 1(i)		0.00	4/10/2028	400,000	435,400
					2,711,146
Beverage Products — .0%
Davide Campari-Milano N.V., Sr. Unscd. Bonds	EUR	2.38	1/17/2029	600,000	677,249
Consumer Discretionary — .0%
Accor SA, Sr. Unscd. Bonds	EUR	0.70	12/7/2027	48,120	65,175
NCL Corp. Ltd., Gtd. Notes(b),(d)		0.88	4/15/2030	200,000	222,750
NCL Corp., Ltd., Gtd. Notes(b)		0.75	9/15/2030	300,000	289,125
					577,050
Diversified Financials — .1%
Cipher Mining, Inc., Sr. Unscd. Notes(b),(i)		0.00	10/1/2031	200,000	283,000
Citigroup Global Markets Holdings, Inc., Gtd. Notes(b)	EUR	0.80	2/5/2030	500,000	643,877
IREN Ltd., Sr. Unscd. Notes(b),(i)		0.00	7/1/2031	100,000	105,550
Merrill Lynch BV, Gtd. Notes, Ser. SAp	EUR	0.10	4/28/2030	500,000	550,326
Terawulf, Inc., Sr. Unscd. Notes(b),(i)		0.00	5/1/2032	25,000	25,912
					1,608,665

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Convertible Bonds and Notes — 1.0% (continued)
Electronic Components — .1%
Hon Hai Precision Industry Co. Ltd., Sr. Unscd. Notes(i)		0.00	10/24/2029	200,000	226,000
Ibiden Co. Ltd., Sr. Unscd. Bonds(i)	JPY	0.00	3/14/2031	70,000,000	796,022
Legrand SA, Sr. Unscd. Notes	EUR	1.50	6/23/2033	500,000	665,351
Mirion Technologies, Inc., Sr. Unscd. Notes(b),(i)		0.00	10/1/2031	400,000	497,000
OSI Systems, Inc., Sr. Unscd. Notes		2.25	8/1/2029	300,000	473,625
Schneider Electric SE, Sr. Unscd. Notes, Ser. SUFP(d)	EUR	1.63	6/28/2031	600,000	753,909
					3,411,907
Energy — .1%
Northern Oil & Gas, Inc., Sr. Unscd. Notes		3.63	4/15/2029	500,000	486,375
Saipem SpA, Gtd. Bonds	EUR	2.88	9/11/2029	300,000	489,676
					976,051
Environmental Control — .0%
Tetra Tech, Inc., Sr. Unscd. Notes		2.25	8/15/2028	200,000	213,210
Health Care — .0%
Alnylam Pharmaceuticals, Inc., Sr. Unscd. Notes(b),(i)		0.00	9/15/2028	300,000	300,750
ANI Pharmaceuticals, Inc., Sr. Unscd. Notes		2.25	9/1/2029	300,000	419,624
Telix Pharmaceuticals Ltd., Sr. Unscd. Notes	AUD	2.38	7/30/2029	300,000	203,602
					923,976
Industrial — .1%
Bloom Energy Corp., Sr. Unscd. Notes(b),(i)		0.00	11/15/2030	26,000	26,498
Daifuku Co. Ltd., Sr. Unscd. Bonds, Ser. 2028(i)	JPY	0.00	9/14/2028	50,000,000	474,255
SPIE SA, Sr. Unscd. Notes	EUR	2.00	1/17/2028	200,000	324,324
Vinci SA, Sr. Unscd. Bonds	EUR	0.70	2/18/2030	600,000	713,977
					1,539,054
Information Technology — .1%
Alkami Technology, Inc., Sr. Unscd. Notes(b)		1.50	3/15/2030	300,000	296,925
DigitalOcean Holdings, Inc., Sr. Unscd. Notes(b),(i)		0.00	8/15/2030	300,000	376,650
Nebius Group NV, Sr. Unscd. Notes(b)		1.00	9/15/2030	250,000	319,250
Nutanix, Inc., Sr. Unscd. Notes(b)		0.50	12/15/2029	300,000	331,260
Progress Software Corp., Sr. Unscd. Notes		3.50	3/1/2030	400,000	407,700
Snowflake, Inc., Sr. Unscd. Notes(i)		0.00	10/1/2027	150,000	269,400
					2,001,185
Insurance — .0%
Ping An Insurance Group Co. of China Ltd., Sr. Unscd. Notes(i)	HKD	0.00	6/11/2030	2,000,000	293,158
Internet Software & Services — .1%
Alibaba Group Holding Ltd., Sr. Unscd. Notes		0.50	6/1/2031	150,000	265,575
DoorDash, Inc., Sr. Unscd. Notes(b),(i)		0.00	5/15/2030	300,000	331,950
Lyft, Inc., Sr. Unscd. Notes(b),(i)		0.00	9/15/2030	32,000	37,392
MakeMyTrip Ltd., Sr. Unscd. Notes(b),(i)		0.00	7/1/2030	200,000	193,040
Spotify USA, Inc., Gtd. Notes(i)		0.00	3/15/2026	350,000	452,200
Uber Technologies, Inc., Sr. Scd. Notes(b),(i)		0.00	5/15/2028	200,000	211,400
Uber Technologies, Inc., Sr. Unscd. Notes(i)		0.00	12/15/2025	300,000	357,642
Uber Technologies, Inc., Sr. Unscd. Notes, Ser. 2028		0.88	12/1/2028	150,000	218,775
					2,067,974
Media — .0%
Liberty Media Corp.-Liberty Formula One, Sr. Unscd. Notes		2.25	8/15/2027	300,000	384,600
Metals & Mining — .0%
Centrus Energy Corp., Sr. Unscd. Notes(b),(i)		0.00	8/15/2032	170,000	302,643

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Convertible Bonds and Notes — 1.0% (continued)
Metals & Mining — .0% (continued)
Energy Fuels, Inc., Sr. Unscd. Notes(b)		0.75	11/1/2031	20,000	25,815
voestalpine AG, Sr. Unscd. Bonds	EUR	2.75	4/28/2028	400,000	492,435
					820,893
Retailing — .1%
Anllian Capital 2 Ltd., Gtd. Notes(i)	EUR	0.00	12/5/2029	400,000	465,671
MINISO Group Holding Ltd., Sr. Unscd. Notes		0.50	1/14/2032	400,000	399,800
Zalando SE, Sr. Unscd. Bonds, Ser. B	EUR	0.63	8/6/2027	400,000	443,193
					1,308,664
Semiconductors & Semiconductor Equipment — .0%
MACOM Technology Solutions Holdings, Inc., Sr. Unscd. Notes(b),(i)		0.00	12/15/2029	550,000	610,775
Nova Ltd., Sr. Unscd. Notes(b),(i)		0.00	9/15/2030	50,000	64,129
					674,904
Technology Hardware & Equipment — .1%
Ferrotec Corp., Sr. Unscd. Notes(i)	JPY	0.00	6/23/2028	60,000,000	566,235
Lumentum Holdings, Inc., Sr. Unscd. Notes		0.50	12/15/2026	150,000	309,337
Parsons Corp., Sr. Unscd. Notes(d)		2.63	3/1/2029	350,000	400,225
Seagate HDD Cayman, Gtd. Notes		3.50	6/1/2028	50,000	156,619
Super Micro Computer, Inc., Sr. Unscd. Notes(b),(i)		0.00	6/15/2030	300,000	354,431
Western Digital Corp., Gtd. Notes		3.00	11/15/2028	50,000	200,375
					1,987,222
Telecommunication Services — .0%
A10 Networks, Inc., Sr. Unscd. Notes(b)		2.75	4/1/2030	300,000	313,512
Utilities — .1%
Duke Energy Corp., Sr. Unscd. Notes		4.13	4/15/2026	400,000	431,100
Evergy, Inc., Sr. Unscd. Notes		4.50	12/15/2027	300,000	381,863
Iberdrola Finanzas SA, Gtd. Notes, Ser. IBE	EUR	1.50	3/27/2030	200,000	249,921
NextEra Energy Capital Holdings, Inc., Gtd. Notes		3.00	3/1/2027	400,000	501,800
Ormat Technologies, Inc., Sr. Unscd. Notes		2.50	7/15/2027	500,000	647,125
					2,211,809
Total Convertible Bonds and Notes (cost $26,548,998)					25,513,043

	1-Day Yield (%)	Shares
Investment Companies — .3%
Registered Investment Companies — .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(j) (cost $8,693,424)	4.22	8,693,424	8,693,424
Investment of Cash Collateral for Securities Loaned — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(j) (cost $12,759,142)	4.22	12,759,142	12,759,142
Total Investments (cost $2,542,422,185)		99.6%	2,547,398,162
Cash and Receivables (Net)		.4%	9,420,139
Net Assets		100.0%	2,556,818,301

AUD—Australian Dollar
BRL—Brazilian Real

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, these securities amounted to $732,222,440 or 28.6% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
Security, or portion thereof, on loan. At October 31, 2025, the value of the fund’s securities on loan was $28,464,956 and the value of the collateral was
$29,821,611, consisting of cash collateral of $12,759,142 and U.S. Government & Agency securities valued at $17,062,469.  In addition, the value of collateral may include pending sales that are also on loan.

(e)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(f)	Step coupon bond. Security begins as a zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(g)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(h)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(i)	Security issued with a zero coupon.
(j)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

TBA Sale Commitments
Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — (3.4%)
Federal National Mortgage Association:
2.50%, 11/1/2055(a),(b)	(35,580,000)	(30,213,787)
5.00%, 11/1/2055(a),(b)	(11,788,000)	(11,730,491)
5.50%, 11/1/2054(a),(b)	(45,361,000)	(45,835,154)
Total Sale Commitments (Proceeds $87,638,882)		(87,779,432)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.

Affiliated Issuers
Description	Value ($) 4/30/2025	Purchases ($)†	Sales ($)	Value ($) 10/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .3%	23,613,434	320,330,246	(335,250,256)	8,693,424	208,700

Affiliated Issuers (continued)
Description	Value ($) 4/30/2025	Purchases ($)†	Sales ($)	Value ($) 10/31/2025	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .5%	23,963,436	141,405,055	(152,609,349)	12,759,142	37,583††
Total - .8%	47,576,870	461,735,301	(487,859,605)	21,452,566	246,283

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
2 Year U.S. Treasury Note	1,640	12/31/2025	341,826,079	341,517,189	(308,890)
5 Year U.S. Treasury Note	1,297	12/31/2025	142,264,368	141,646,589	(617,779)
Canadian 10 Year Bond	597	12/18/2025	51,957,167(a)	52,253,196	296,029
Euro-Bund	587	12/8/2025	87,283,749(a)	87,545,992	262,243
Ultra 10 Year U.S. Treasury Note	937	12/19/2025	108,201,953	108,208,864	6,911
Futures Short
10 Year U.S. Treasury Note	80	12/19/2025	9,079,414	9,013,749	65,665
Euro-Bobl	21	12/8/2025	2,852,613(a)	2,862,560	(9,947)
Euro-Buxl 30 Year Bond	138	12/8/2025	18,160,415(a)	18,470,709	(310,294)
Euro-OAT	643	12/8/2025	90,288,319(a)	90,843,240	(554,921)
Japanese 10 Year Bond	111	12/15/2025	98,658,657(a)	97,984,816	673,841
Long Gilt	423	12/29/2025	50,870,867(a)	52,024,175	(1,153,308)
Ultra U.S. Treasury Bond	162	12/19/2025	19,836,949	19,647,563	189,386
Gross Unrealized Appreciation					1,494,075
Gross Unrealized Depreciation					(2,955,139)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
Swedish Krona	7,711,000	United States Dollar	821,524	11/14/2025	(9,145)
Euro	1,000,000	United States Dollar	1,159,012	11/14/2025	(5,408)
United States Dollar	26,221,848	British Pound	19,455,000	11/14/2025	662,988
United States Dollar	29,670,657	Euro	25,234,000	11/14/2025	560,602
BNP Paribas Corp.
United States Dollar	123,295	Japanese Yen	18,000,000	12/5/2025	6,078
Citigroup Global Markets, Inc.
Brazilian Real	101,592,000	United States Dollar	18,841,246	11/4/2025	17,363
United States Dollar	1,183,466	Euro	1,006,000	11/14/2025	22,940
British Pound	850,000	United States Dollar	1,133,403	11/14/2025	(16,722)
United States Dollar	18,719,079	Brazilian Real	101,592,000	12/2/2025	(11,817)

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets, Inc. (continued)
United States Dollar	348,248	Euro	300,000	12/5/2025	1,765
United States Dollar	117,960	Euro	100,000	12/5/2025	2,465
United States Dollar	328,192	Japanese Yen	50,000,000	12/5/2025	2,588
Goldman Sachs & Co. LLC
United States Dollar	18,990,472	Brazilian Real	101,592,000	11/4/2025	131,863
United States Dollar	116,489	Euro	100,000	11/14/2025	1,128
Romanian New Leu	2,678,000	United States Dollar	616,331	11/14/2025	(9,755)
United States Dollar	35,845,041	Japanese Yen	5,249,664,000	11/14/2025	1,732,233
United States Dollar	1,179,216	Euro	1,000,000	12/5/2025	24,273
United States Dollar	289,705	Hong Kong Dollar	2,250,000	12/5/2025	(35)
J.P. Morgan Securities LLC
United States Dollar	295,019	Australian Dollar	450,000	12/5/2025	466
United States Dollar	325,271	Japanese Yen	50,000,000	12/5/2025	(333)
Euro	500,000	United States Dollar	588,987	12/5/2025	(11,516)
United States Dollar	1,158,266	Japanese Yen	170,000,000	12/5/2025	51,214
United States Dollar	6,341,057	Euro	5,400,000	12/5/2025	104,366
Euro	350,000	United States Dollar	416,355	12/5/2025	(12,125)
Morgan Stanley & Co. LLC
United States Dollar	400,361	British Pound	300,000	11/14/2025	6,238
Euro	1,458,000	United States Dollar	1,717,598	11/14/2025	(35,643)
Gross Unrealized Appreciation					3,328,570
Gross Unrealized Depreciation					(112,499)

Centrally Cleared Credit Default Swaps
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized (Depreciation) ($)
Purchased Contracts:(b)
Markit CDX North America High Yield Index Series 45, Paid 3 Month Fixed Rate of 5.00%	12/20/2030	120,000,000	(9,386,035)	(9,109,252)	(276,783)
Gross Unrealized Depreciation					(276,783)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $28,464,956)—Note 1(c):
Unaffiliated issuers	2,520,969,619	2,525,945,596
Affiliated issuers	21,452,566	21,452,566
Cash denominated in foreign currency	2,709,927	2,687,698
Cash collateral held by broker—Note 4		20,580,582
Receivable for investment securities sold—TBA		87,771,341
Dividends, interest and securities lending income receivable		21,528,718
Receivable for investment securities sold		10,824,653
Receivable for shares of Common Stock subscribed		4,408,810
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		3,328,570
Receivable for futures variation margin—Note 4		372,806
Receivable for swap variation margin—Note 4		108,613
Tax reclaim receivable—Note 1(b)		767
Prepaid expenses		132,915
		2,699,143,635
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		886,350
Cash overdraft due to Custodian		3,933,945
TBA sale commitments, at value (proceeds $87,638,882)—Note 4		87,779,432
Payable for investment securities purchased		31,430,626
Liability for securities on loan—Note 1(c)		12,759,142
Payable for shares of Common Stock redeemed		4,989,929
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		112,499
Directors’ fees and expenses payable		20,198
Other accrued expenses		413,213
		142,325,334
Net Assets ($)		2,556,818,301
Composition of Net Assets ($):
Paid-in capital		2,771,237,943
Total distributable earnings (loss)		(214,419,642)
Net Assets ($)		2,556,818,301

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	514,371,307	21,589,045	1,979,633,034	41,224,915
Shares Outstanding	54,929,374	2,304,708	211,413,294	4,401,098
Net Asset Value Per Share ($)	9.36	9.37	9.36	9.37
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2025 (Unaudited)

Investment Income ($):
Income:
Interest (net of $51,986 foreign taxes withheld at source)	65,582,777
Dividends:
Affiliated issuers	208,700
Affiliated income net of rebates from securities lending—Note 1(c)	37,583
Total Income	65,829,060
Expenses:
Management fee—Note 3(a)	4,323,894
Shareholder servicing costs—Note 3(c)	1,613,389
Prospectus and shareholders’ reports	131,958
Directors’ fees and expenses—Note 3(d)	126,942
Distribution Plan fees—Note 3(b)	82,222
Registration fees	77,367
Professional fees	64,983
Loan commitment fees—Note 2	35,070
Custodian fees—Note 3(c)	25,317
Shareholder and regulatory reports service fees—Note 3(c)	13,833
Chief Compliance Officer fees—Note 3(c)	8,881
Miscellaneous	54,631
Total Expenses	6,558,487
Less—reduction in expenses due to undertaking—Note 3(a)	(225,733)
Less—reduction in fees due to earnings credits—Note 3(c)	(4,582)
Net Expenses	6,328,172
Net Investment Income	59,500,888
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(6,137,016)
Net realized gain (loss) on TBA sale commitments	(39,136)
Net realized gain (loss) on futures	2,212,288
Net realized gain (loss) on forward foreign currency exchange contracts	(3,689,395)
Net realized gain (loss) on swap agreements	(4,324,007)
Net Realized Gain (Loss)	(11,977,266)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	50,429,596
Net change in unrealized appreciation (depreciation) on TBA sale commitments	(140,550)
Net change in unrealized appreciation (depreciation) on futures	(4,780,845)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	4,945,935
Net change in unrealized appreciation (depreciation) on swap agreements	214,805
Net Change in Unrealized Appreciation (Depreciation)	50,668,941
Net Realized and Unrealized Gain (Loss) on Investments	38,691,675
Net Increase in Net Assets Resulting from Operations	98,192,563
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025

Operations ($):
Net investment income	59,500,888	93,858,835
Net realized gain (loss) on investments	(11,977,266)	(35,291,213)
Net change in unrealized appreciation (depreciation) on investments	50,668,941	89,855,012
Net Increase (Decrease) in Net Assets Resulting from Operations	98,192,563	148,422,634
Distributions ($):
Distributions to shareholders:
Class A	(11,090,957)	(14,765,285)
Class C	(393,645)	(765,425)
Class I	(43,746,626)	(77,041,957)
Class Y	(888,691)	(1,234,260)
Total Distributions	(56,119,919)	(93,806,927)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	30,311,754	118,841,264
Class C	1,458,119	5,180,268
Class I	324,050,184	953,464,099
Class Y	6,902,753	24,700,471
Net assets received in connection with reorganization(a)	-	167,769,135
Distributions reinvested:
Class A	9,237,071	13,840,298
Class C	350,554	765,351
Class I	38,724,419	76,922,481
Class Y	424,782	810,556
Cost of shares redeemed:
Class A	(41,348,133)	(109,793,650)
Class C	(2,954,353)	(5,000,466)
Class I	(269,042,462)	(719,368,792)
Class Y	(3,987,974)	(5,613,072)
Increase (Decrease) in Net Assets from Capital Stock Transactions	94,126,714	522,517,943
Total Increase (Decrease) in Net Assets	136,199,358	577,133,650
Net Assets ($):
Beginning of Period	2,420,618,943	1,843,485,293
End of Period	2,556,818,301	2,420,618,943

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025

Capital Share Transactions (Shares):
Class A(b),(c)
Shares sold	3,274,264	12,852,182
Shares issued in connection with reorganization(a)	-	18,019,461
Shares issued for distributions reinvested	999,992	1,500,539
Shares redeemed	(4,479,426)	(11,878,484)
Net Increase (Decrease) in Shares Outstanding	(205,170)	20,493,698
Class C(b)
Shares sold	157,999	557,096
Shares issued in connection with reorganization(a)	-	21,480
Shares issued for distributions reinvested	37,952	82,910
Shares redeemed	(320,572)	(542,349)
Net Increase (Decrease) in Shares Outstanding	(124,621)	119,137
Class I(c)
Shares sold	35,055,956	103,087,970
Shares issued in connection with reorganization(a)	-	172,379
Shares issued for distributions reinvested	4,192,726	8,337,483
Shares redeemed	(29,186,561)	(78,474,408)
Net Increase (Decrease) in Shares Outstanding	10,062,121	33,123,424
Class Y
Shares sold	744,789	2,618,901
Shares issued in connection with reorganization(a)	-	92
Shares issued for distributions reinvested	45,993	87,837
Shares redeemed	(433,622)	(609,688)
Net Increase (Decrease) in Shares Outstanding	357,160	2,097,142

(a)
As of the close of business on March 28, 2025, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Directors (the
“Board”), all of the assets, subject to the liabilities, of BNY Mellon U.S. Mortgage Fund, Inc. Class A, Class C, Class I, Class Y and Class Z shares (the “Acquired
Fund”) were transferred to the fund in a tax free exchange at cost basis for Class A, Class C, Class I and Class Y shares to holders of the corresponding class of fund shares (with holders of Class Z shares of the Acquired Fund having received Class A shares of the fund)  of Common Stock of equal value.

(b)	During the period ended October 31, 2025, 1,378 Class C shares representing $12,798 were automatically converted to 1,379 Class A shares.
(c)	During the period ended April 30, 2025, 11,555 Class A shares representing $109,986 were exchanged for 11,555 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	9.21	8.90	9.27	9.61	10.86	10.57
Investment Operations:
Net investment income(a)	.22	.38	.36	.30	.22	.21
Net realized and unrealized gain (loss) on investments	.13	.32	(.38 )	(.34 )	(1.14)	.34
Total from Investment Operations	.35	.70	(.02 )	(.04 )	(.92 )	.55
Distributions:
Dividends from net investment income	(.20 )	(.37 )	(.35 )	(.30 )	(.23 )	(.24 )
Dividends from net realized gain on investments	-	(.02 )	-	-	(.10 )	(.02 )
Total Distributions	(.20 )	(.39 )	(.35 )	(.30 )	(.33 )	(.26 )
Net asset value, end of period	9.36	9.21	8.90	9.27	9.61	10.86
Total Return (%)(b)	3.90 (c)	7.86	(.17 )	(.39 )	(8.72)	5.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.74 (d)	.71	.72	.74	.72	.73
Ratio of net expenses to average net assets(e)	.71 (d),(f)	.70 (f)	.70 (f)	.70 (f)	.70	.70
Ratio of net investment income to average net assets(e)	4.62 (d),(f)	4.17 (f)	4.01 (f)	3.20 (f)	2.03	1.93
Portfolio Turnover Rate	51.38 (c)	111.76	66.05	57.85	68.40	106.79
Net Assets, end of period ($ x 1,000)	514,371	507,558	308,264	310,009	341,370	410,139

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	9.21	8.90	9.27	9.62	10.87	10.57
Investment Operations:
Net investment income(a)	.18	.31	.29	.22	.14	.13
Net realized and unrealized gain (loss) on investments	.15	.32	(.37 )	(.34 )	(1.14)	.35
Total from Investment Operations	.33	.63	(.08 )	(.12 )	(1.00)	.48
Distributions:
Dividends from net investment income	(.17 )	(.30 )	(.29 )	(.23 )	(.15 )	(.16 )
Dividends from net realized gain on investments	-	(.02 )	-	-	(.10 )	(.02 )
Total Distributions	(.17 )	(.32 )	(.29 )	(.23 )	(.25 )	(.18 )
Net asset value, end of period	9.37	9.21	8.90	9.27	9.62	10.87
Total Return (%)(b)	3.61 (c)	7.06	(.92 )	(1.23)	(9.40)	4.55
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.50 (d)	1.49	1.52	1.54	1.49	1.49
Ratio of net expenses to average net assets(e)	1.45 (d),(f)	1.45 (f)	1.45 (f)	1.45 (f)	1.45	1.45
Ratio of net investment income to average net assets(e)	3.87 (d),(f)	3.41 (f)	3.26 (f)	2.45 (f)	1.28	1.18
Portfolio Turnover Rate	51.38 (c)	111.76	66.05	57.85	68.40	106.79
Net Assets, end of period ($ x 1,000)	21,589	22,368	20,570	16,932	17,471	20,670

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	9.21	8.90	9.27	9.61	10.86	10.57
Investment Operations:
Net investment income(a)	.23	.41	.38	.31	.24	.24
Net realized and unrealized gain (loss) on investments	.14	.31	(.37 )	(.33 )	(1.13)	.34
Total from Investment Operations	.37	.72	.01	(.02 )	(.89 )	.58
Distributions:
Dividends from net investment income	(.22 )	(.39 )	(.38 )	(.32 )	(.26 )	(.27 )
Dividends from net realized gain on investments	-	(.02 )	-	-	(.10 )	(.02 )
Total Distributions	(.22 )	(.41 )	(.38 )	(.32 )	(.36 )	(.29 )
Net asset value, end of period	9.36	9.21	8.90	9.27	9.61	10.86
Total Return (%)	4.03 (b)	8.13	.08	(.14 )	(8.50)	5.51
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47 (c)	.46	.47	.47	.46	.48
Ratio of net expenses to average net assets(d)	.45 (c),(e)	.45 (e)	.45 (e)	.45 (e)	.45	.45
Ratio of net investment income to average net assets(d)	4.88 (c),(e)	4.41 (e)	4.26 (e)	3.44 (e)	2.27	2.17
Portfolio Turnover Rate	51.38 (b)	111.76	66.05	57.85	68.40	106.79
Net Assets, end of period ($ x 1,000)	1,979,633	1,853,452	1,497,319	987,798	1,013,672	1,126,126

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	9.21	8.90	9.27	9.62	10.87	10.56
Investment Operations:
Net investment income(a)	.23	.41	.39	.28	.25	.24
Net realized and unrealized gain (loss) on investments	.15	.31	(.38 )	(.31 )	(1.13)	.36
Total from Investment Operations	.38	.72	.01	(.03 )	(.88 )	.60
Distributions:
Dividends from net investment income	(.22 )	(.39 )	(.38 )	(.32 )	(.27 )	(.27 )
Dividends from net realized gain on investments	-	(.02 )	-	-	(.10 )	(.02 )
Total Distributions	(.22 )	(.41 )	(.38 )	(.32 )	(.37 )	(.29 )
Net asset value, end of period	9.37	9.21	8.90	9.27	9.62	10.87
Total Return (%)	4.18 (b)	8.19	.13	(.21 )	(8.44)	5.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.40 (c)	.39	.40	.41	.40	.41
Ratio of net expenses to average net assets	.40 (c),(d)	.39 (d)	.40 (d)	.41 (d)	.40	.41
Ratio of net investment income to average net assets	4.93 (c),(d)	4.47 (d)	4.31 (d)	3.48 (d)	2.32	2.22
Portfolio Turnover Rate	51.38 (b)	111.76	66.05	57.85	68.40	106.79
Net Assets, end of period ($ x 1,000)	41,225	37,241	17,332	11,050	1,527	2,573

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Core Plus Fund (the “fund”) is the sole series of BNY Mellon Absolute Insight Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek high total return consistent with preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 550 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (300 million shares authorized) and Class Y (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Board has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forwards contracts”) and futures are valued each business day by one or more independent pricing services (each, a “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by the Adviser based on values supplied by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Adviser. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of October 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	190,235,608	—	190,235,608
Collateralized Loan Obligations	—	104,883,858	—	104,883,858
Commercial Mortgage-Backed	—	110,121,361	—	110,121,361
Convertible Corporate Bonds and Notes	—	25,513,043	—	25,513,043
Corporate Bonds and Notes	—	1,039,179,570	—	1,039,179,570
Foreign Governmental	—	158,564,865	—	158,564,865
Municipal Securities	—	2,080,350	—	2,080,350
U.S. Government Agencies Collateralized Mortgage Obligations	—	23,136,892	—	23,136,892

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	302,180	—	302,180
U.S. Government Agencies Mortgage-Backed	—	626,768,511	—	626,768,511
U.S. Treasury Securities	—	245,159,358	—	245,159,358
Investment Companies	21,452,566	—	—	21,452,566
	21,452,566	2,525,945,596	—	2,547,398,162
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	3,328,570	—	3,328,570
Futures††	1,494,075	—	—	1,494,075
	1,494,075	3,328,570	—	4,822,645
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	—	(87,779,432)	—	(87,779,432)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(112,499)	—	(112,499)
Futures††	(2,955,139)	—	—	(2,955,139)
Swap Agreements††	—	(276,783)	—	(276,783)
	(2,955,139)	(88,168,714)	—	(91,123,853)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2025, BNY earned $5,123 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	28,464,956
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(28,464,956)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks. In addition, the rates on floating rate instruments adjust periodically with changes

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.
Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the  fund’s use of derivatives may result in losses to the  fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the  fund will not correlate with the underlying assets or the fund’s other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended April 30, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund has an unused capital loss carryover of $212,747,900 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2025. The fund has $24,528,845 of short-term capital losses and $188,219,055 of long-term capital losses which can be carried forward for an unlimited period.
As a result of the fund’s merger with BNY Mellon U.S. Mortgage Fund, Inc. on March 28, 2025, capital losses of $31,286,105, included in the total above, are available to offset future realized gains, if any. Based on certain provisions in the Code, these losses can be utilized in subsequent years but are subject to an annual limitation.
The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2025 was as follows: ordinary income $93,806,927. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from May 1, 2025 through August 29, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. On or after August 29, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $225,733 during the period ended October 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
During the period ended October 31, 2025, the Distributor retained $664 from commissions earned on sales of the fund’s Class A shares, $25,289 and $1,652 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2025, Class C shares were charged $82,222 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2025, Class A and Class C shares were charged $637,499 and $27,407, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2025, the fund was charged $129,532 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $4,582.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2025, the fund was charged $25,317 pursuant to the custody agreement.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2025, the fund was charged $8,875 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended October 31, 2025, the fund was charged $8,881 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended October 31, 2025, the Custodian was compensated $13,833 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $753,743, Distribution Plan fees of $13,738, Shareholder Services Plan fees of $113,696, Custodian fees of $13,500, Chief Compliance Officer fees of $1,541, Transfer Agent fees of $58,319, Checkwriting fees of $2,800 and Shareholder and regulatory reports service fees of $8,333, which are offset against an expense reimbursement currently in effect in the amount of $79,320.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended October 31, 2025, amounted to $1,334,467,749 and $1,249,912,385, respectively.
TBA Securities: During the period ended October 31, 2025, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Schedule of Investments. The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in receivable securities sold-TBA) and TBA sale commitments, at value, respectively.
The fund enters into forward-settling mortgage-backed securities transactions (including TBA trades) pursuant to Master Securities Forward Transaction Agreements (“MSFTAs”) with approved counterparties. The MSFTAs provide for rights of setoff and close-out netting of covered transactions with the same counterparty upon an event of default and require posting or receipt of collateral (including cash) based on changes in the fair value of open positions.
The fund does not offset TBA-related assets and liabilities in the statement of assets and liabilities because the criteria for offsetting under GAAP are not met in the ordinary course of business. However, the fund’s TBA positions are subject to enforceable master netting arrangements. Collateral posted or received under MSFTAs is presented separately as “Cash pledged as collateral” or “Cash received as collateral, if any.” Collateral amounts are not offset against the related assets or liabilities except where offsetting criteria are met.
At October 31, 2025, the amounts are as follows:
TBA Sale Commitments:	Assets ($)	Liabilities ($)
TBA forward receivables/payables (fair value)	87,771,341	-
Amounts offset in the statement of financial position	-	-
Net amounts presented	87,771,341	-
Financial instruments subject to MSFTA (not offset)	(87,779,432)	-
Financial collateral (including cash) subject to MSFTA	-	-
Net amount	(8,091)	-
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended October 31, 2025 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2025 are set forth in the fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at October 31, 2025 are set forth in the Schedule of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Statement of Investments, which summarizes open credit default swaps entered into by the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at October 31, 2025 are set forth in the Schedule of Investments.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Schedule of Investments and disclosures within this Note.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of October 31, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	1,494,075 (1)	Interest Rate Risk	(2,955,139)(1)
Foreign Exchange Risk	3,328,570 (2)	Foreign Exchange Risk	(112,499)(2)
Credit Risk	-	Credit Risk	(276,783)(3)
Gross fair value of derivative contracts	4,822,645		(3,344,421)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(2)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(3)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Schedule of Investments. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on centrally cleared swap agreements, are reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Forward Contracts(2)	Swap Agreements(3)	Total
Interest Rate	2,212,288	-	-	2,212,288
Foreign Exchange	-	(3,689,395)	-	(3,689,395)
Credit	-	-	(4,324,007)	(4,324,007)
Total	2,212,288	(3,689,395)	(4,324,007)	(5,801,114)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(4)	Forward Contracts(5)	Swap Agreements(6)	Total
Interest Rate	(4,780,845)	-	-	(4,780,845)
Foreign Exchange	-	4,945,935	-	4,945,935
Credit	-	-	214,805	214,805
Total	(4,780,845)	4,945,935	214,805	379,895

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Net realized gain (loss) on swap agreements.
(4)	Net change in unrealized appreciation (depreciation) on futures.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(5)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(6)	Net change in unrealized appreciation (depreciation) on swap agreements.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At October 31, 2025, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	1,494,075	(2,955,139)
Forward contracts	3,328,570	(112,499)
Swap agreements	-	(276,783)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	4,822,645	(3,344,421)
Derivatives not subject to Master Agreements	(1,494,075)	3,231,922
Total gross amount of assets and liabilities subject to Master Agreements	3,328,570	(112,499)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of October 31, 2025:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(2)	Net Amount of Assets ($)
Barclays Capital, Inc.	1,223,590	(14,553)	(1,209,037)	-
BNP Paribas Corp.	6,078	-	-	6,078
Citigroup Global Markets, Inc.	47,121	(28,539)	-	18,582
Goldman Sachs & Co. LLC	1,889,497	(9,790)	(1,866,459)	13,248
J.P. Morgan Securities LLC	156,046	(23,974)	-	132,072
Morgan Stanley & Co. LLC	6,238	(6,238)	-	-
Total	3,328,570	(83,094)	(3,075,496)	169,980

Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(2)	Net Amount of Liabilities ($)
Barclays Capital, Inc.	(14,553)	14,553	-	-
Citigroup Global Markets, Inc.	(28,539)	28,539	-	-
Goldman Sachs & Co. LLC	(9,790)	9,790	-	-

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Counterparty (continued)	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(2)	Net Amount of Liabilities ($)
J.P. Morgan Securities LLC	(23,974)	23,974	-	-
Morgan Stanley & Co. LLC	(35,643)	6,238	-	(29,405)
Total	(112,499)	83,094	-	(29,405)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
(2)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended October 31, 2025:
Average Market Value ($)
Futures:
Interest Rate Futures Long	560,012,676
Interest Rate Futures Short	132,381,265
Forward Contracts:
Forward Contracts Purchased in USD	25,169,573
Forward Contracts Sold in USD	105,516,279
The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended October 31, 2025:
Average Notional Value ($)
Swap Agreements:
Credit Default Swaps Buy Protection	78,771,220
At October 31, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $6,313,651, consisting of $52,393,887 gross unrealized appreciation and $46,080,236 gross unrealized depreciation.
At October 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $135,823.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board’) held on October 28-29, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the ”Agreements“), pursuant to which Insight North America LLC (the ”Sub-Adviser“) provides day-to-day management of the fund’s investments. The Board members, none of whom are ”interested persons“ (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (”Broadridge“), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (”Lipper“), which included information comparing (1) the performance of the fund’s Class Y shares with the performance of a group of institutional core plus bond funds selected by Broadridge as comparable to the fund (the ”Performance Group“) and with a broader group of funds consisting of all retail and institutional core plus bond funds (the ”Performance Universe“), all for various periods ended September 30, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the ”Expense Group“) and with a broader group of funds consisting of other institutional core plus bond funds, excluding outliers (the ”Expense Universe“), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group median for the two-, three- and five‑year periods, and was above the Performance Universe median for all periods, except for the one-year period when the fund’s total return performance was below the Performance Universe median. The Board also considered that the fund’s yield performance was above the Performance Group median for three of the ten one-year periods ended September 30th and at or above the Performance Universe medians for nine of the ten one-year periods ended September 30th. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in seven of the ten calendar years shown. The Board noted that the fund had a four-star overall rating from Morningstar and a four-star rating for the three- and ten-year periods from Morningstar based on Morningstar’s risk-adjusted return measure.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
Representatives of the Adviser stated that the Adviser has contractually agreed, until August 29, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the fund’s average daily net assets.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the ”Similar Clients“), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board generally was satisfied with the fund’s overall performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2025 BNY Mellon Securities Corporation
Code-6347NCSRSA1025

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 22, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: December 19, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)